SCHEDULE OF CONTINGENT CONSIDERATION EXPLANATORY (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Oct. 04, 2022
IfrsStatementLineItems [Line Items]
Closing Value		$ 2,024,000
Revealed films [member]
IfrsStatementLineItems [Line Items]
Closing Value			$ 11,256,080
Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Acquisition Value		12,447,396
Adjustments		(10,423,396)
Closing Value		2,024,000
Contingent consideration [member] | Revealed films [member]
IfrsStatementLineItems [Line Items]
Acquisition Value	2,024,000	10,380,396
Adjustments	(2,024,000)	(8,356,396)
Closing Value		2,024,000
Contingent consideration [member] | University of antelope valley [member]
IfrsStatementLineItems [Line Items]
Acquisition Value		1,208,000
Adjustments		(1,208,000)
Closing Value
Contingent consideration [member] | Property investors network [member]
IfrsStatementLineItems [Line Items]
Acquisition Value		859,000
Adjustments		(859,000)
Closing Value